UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22125

JAVELIN EXCHANGE-TRADED TRUST

(Exact name of registrant as specified in charter)

33 Witherspoon Street, Suite 210
Princeton, NJ 08542

(Address of principal executive offices) (Zip code)

Brinton W. Frith
President
33 Witherspoon Street, Suite 210
Princeton, NJ 08542

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-609-356-0800

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2011

ITEM 1. Schedule of Investments

JETS Contrarian Opportunities Index Fund
March 31, 2011 (Unaudited)

Number of shares		Value
	Common Stocks - 99.6%
	(percentage of net assets)
	Consumer Discretionary - 17.1%
	Auto Components - 0.7%
8,310	American Axle & Manufacturing Holdings, Inc. (a)	$104,623

	Diversified Consumer Services - 2.0%
2,753	Apollo Group, Inc., Class A (a)	114,827
2,747	Weight Watchers International, Inc.	192,565
		307,392
	Hotels, Restaurants & Leisure - 2.4%
3,113	CEC Entertainment, Inc.	117,453
28,837	Denny's Corp. (a)	117,078
7,113	Domino's Pizza, Inc. (a)	131,093
		365,624
	Household Durables - 0.9%
4,483	Universal Electronics, Inc. (a)	132,518

	Internet & Catalog Retail - 0.7%
3,380	eBay, Inc. (a)	104,915

	Media - 1.7%
3,156	McGraw-Hill Cos, Inc.	124,346
10,003	Sinclair Broadcast Group, Inc., Class A	125,438
		249,784
	Multiline Retail - 1.5%
4,864	Macy's, Inc.	118,001
2,136	Target Corp.	106,821
		224,822
	Specialty Retail - 7.2%
7,359	American Eagle Outfitters, Inc.	116,935
2,838	DSW, Inc., Class A (a)	113,407
5,722	GameStop Corp., Class A (a)	128,859
5,550	Gap, Inc.	125,763
2,927	Genesco, Inc. (a)	117,665
3,763	Hibbett Sports, Inc. (a)	134,753
3,616	Limited Brands, Inc.	118,894
8,151	PEP Boys-Manny Moe & Jack	103,599
3,105	Williams-Sonoma, Inc.	125,753
		1,085,628
	Total Consumer Discretionary	2,575,306

	Consumer Staples - 0.8%
	Food Products - 0.8%
5,183	Smithfield Foods, Inc. (a)	124,703

	Total Consumer Staples	124,703

	Energy - 4.9%
	Energy Equipment & Services - 0.9%
2,747	Atwood Oceanics, Inc. (a)	127,543

	Oil, Gas & Consumable Fuels - 4.0%
1,682	ConocoPhillips	134,325
1,414	Exxon Mobil Corp.	118,960
1,449	Hess Corp.	123,469
5,441	W&T Offshore, Inc.	124,000
20,461	Warren Resources, Inc. (a)	104,147
		604,901
	Total Energy	732,444

	Financials - 14.8%
	Capital Markets - 3.1%
13,729	BGC Partners, Inc., Class A	127,542
7,058	Calamos Asset Management, Inc., Class A	117,092
21,586	GFI Group, Inc.	108,362
6,422	Investment Technology Group, Inc. (a)	116,816
		469,812
	Consumer Finance - 2.3%
19,047	Advance America Cash Advance Centers, Inc.	100,949
5,023	Nelnet, Inc., Class A	109,652
1,524	Portfolio Recovery Associates, Inc. (a)	129,738
		340,339
	Diversified Financial Services - 2.4%
379	CME Group, Inc., Class A	114,287
3,879	Moody's Corp.	131,537
4,234	The NASDAQ OMX Group, Inc. (a)	109,407
		355,231
	Insurance - 7.0%
3,165	Axis Capital Holdings Ltd.	110,522
4,857	EMC Insurance Group, Inc.	120,599
3,970	FBL Financial Group, Inc., Class A	121,958
3,760	HCC Insurance Holdings, Inc.	117,726
12,030	Meadowbrook Insurance Group, Inc.	124,511
5,432	National Interstate Corp.	113,257
3,598	Principal Financial Group, Inc.	115,532
1,997	ProAssurance Corp. (a)	126,550
4,399	Tower Group, Inc.	105,708
		1,056,363
	Total Financials	2,221,745

	Health Care - 27.2%
	Biotechnology - 2.7%
1,777	Biogen Idec, Inc. (a)	130,414
1,939	Cephalon, Inc. (a)	146,937
6,166	Myriad Genetics, Inc. (a)	124,245
		401,596
	Health Care Equipment & Supplies - 5.9%
1,213	CR Bard, Inc.	120,463
4,955	Greatbatch, Inc. (a)	131,109
5,773	Immucor, Inc. (a)	114,190
2,538	Integra LifeSciences Holdings Corp. (a)	120,352
2,549	Kinetic Concepts, Inc. (a)	138,717
1,963	Stryker Corp.	119,350
1,965	The Cooper Companies, Inc.	136,469
		880,650
	Health Care Providers & Services - 16.8%
3,112	Aetna, Inc.	116,482
3,309	Amedisys, Inc. (a)	115,815
2,157	AMERIGROUP Corp. (a)	138,587
2,854	Cardinal Health, Inc.	117,385
2,739	CIGNA Corp.	121,283
3,152	Community Health Systems, Inc. (a)	126,049
3,952	Coventry Health Care, Inc. (a)	126,029
12,270	Health Management Associates, Inc., Class A (a)	133,743
9,435	Healthways, Inc. (a)	145,016
2,009	Humana, Inc. (a)	140,509
4,795	Kindred Healthcare, Inc. (a)	114,505
3,269	LifePoint Hospitals, Inc. (a)	131,348
2,401	Magellan Health Services, Inc. (a)	117,841
1,872	Mednax, Inc. (a)	124,694
2,634	National Healthcare Corp.	122,455
8,053	Sun Healthcare Group, Inc. (a)	113,306
5,962	Triple-S Management Corp., Class B (a)	122,698
2,774	UnitedHealth Group, Inc.	125,385
5,820	Universal American Corp.	133,336
1,800	WellPoint, Inc.	125,622
		2,512,088
	Pharmaceuticals - 1.8%
3,375	Endo Pharmaceuticals Holdings, Inc. (a)	128,790
7,182	ViroPharma, Inc. (a)	142,922
		271,712
	Total Health Care	4,066,046

	Industrials - 11.6%
	Aerospace & Defense - 3.1%
2,047	Honeywell International, Inc.	122,226
275	Huntington Ingalls Industries, Inc. (a)	11,413
1,470	L-3 Communications Holdings, Inc.	115,116
1,437	Lockheed Martin Corp.	115,535
1,654	Northrop Grumman Corp.	103,722
		468,012
	Airlines - 0.8%
17,961	Republic Airways Holdings, Inc. (a)	115,489

	Commercial Services & Supplies - 2.4%
2,209	Consolidated Graphics, Inc. (a)	120,678
3,625	G&K Services, Inc., Class A	120,531
6,214	R.R. Donnelley & Sons Co.	117,569
		358,778
	Construction & Engineering - 1.7%
3,502	KBR, Inc.	132,271
2,578	URS Corp. (a)	118,717
		250,988
	Electrical Equipment - 0.4%
31,627	Advanced Battery Technologies, Inc. (a)	61,356

	Machinery - 1.6%
1,270	Joy Global, Inc.	125,489
3,098	Oshkosh Corp. (a)	109,607
		235,096
	Professional Services - 1.6%
17,024	CBIZ, Inc. (a)	122,743
4,441	Huron Consulting Group, Inc. (a)	122,971
		245,714
	Total Industrials	1,735,433

	Information Technology - 18.9%
	Communications Equipment - 2.9%
5,543	Anaren, Inc. (a)	111,415
4,206	Comtech Telecommunications Corp.	114,319
2,124	InterDigital, Inc.	101,336
2,848	Riverbed Technology, Inc. (a)	107,227
		434,297
	Computers & Peripherals - 1.4%
2,428	Hewlett-Packard Co.	99,475
2,294	SanDisk Corp. (a)	105,731
		205,206
	Electronic Equipment, Instruments & Components - 3.0%
1,694	Anixter International, Inc.	118,394
3,209	Avnet, Inc. (a)	109,395
5,323	Corning, Inc.	109,813
10,306	Micron Technology, Inc. (a)	118,107
		455,709
	Internet Software & Services - 1.6%
191	Google, Inc., Class A (a)	111,966
8,226	ValueClick, Inc. (a)	118,948
		230,914
	IT Services - 1.5%
4,381	NeuStar, Inc., Class A (a)	112,066
4,159	SRA International, Inc., Class A (a)	117,949
		230,015
	Semiconductors & Semiconductor Equipment - 7.0%
6,387	ATMI, Inc. (a)	120,587
9,426	Brooks Automation, Inc. (a)	129,419
3,989	Diodes, Inc. (a)	135,865
13,508	Entegris, Inc. (a)	118,465
6,187	Fairchild Semiconductor International, Inc. (a)	112,603
2,175	Lam Research Corp. (a)	123,235
5,928	Marvell Technology Group Ltd. (a)	92,180
5,122	Microsemi Corp. (a)	106,077
3,342	Texas Instruments, Inc.	115,500
		1,053,931
	Software - 1.5%
4,661	CA, Inc.	112,703
6,356	Symantec Corp. (a)	117,840
		230,543
	Total Information Technology	2,840,615

	Materials - 2.4%
	Chemicals - 1.6%
1,357	Mosaic Co.	106,864
2,726	Rockwood Holdings, Inc. (a)	134,174
		241,038
	Paper & Forest Products - 0.8%
1,321	Domtar Corp.	121,241

	Total Materials	362,279

	Telecommunication Services - 1.9%
	Diversified Telecommunication Services - 0.9%
17,799	Premiere Global Services, Inc. (a)	135,629

	Wireless Telecommunication Services - 1.0%
9,139	MetroPCS Communications, Inc. (a)	148,417

	Total Telecommunication Services	284,046

	Total Common Stocks
	(Cost $13,729,168)	14,942,617

Face Value
	Short-Term Instruments - 0.4%
	Time Deposit - 0.4%
$53,347	HSBC Bank USA, N.A.
	0.03%, 4/01/11	$53,347
	Total Short-Term Instruments (Cost $53,347)	53,347
	Total Investments - 100.0%
	(Cost $13,782,515) (b)	$14,995,964
	Other assets, less cash and liabilities - 0.0%	762
	Net Assets - 100.0%	$14,996,726

(a) Non-income producing security.
(b) At March 31, 2011, the aggregate cost of investments for Federal income tax purposes was $13,782,515.  The net unrealized appreciation was $1,213,449, which consisted of aggregate gross unrealized appreciation of $1,520,428 and aggregate gross unrealized depreciation of $306,979.

A description of the valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Sector Breakdown (% of the Fund's Net Assets) as of March 31, 2011

Health Care	27.2
Information Technology	18.9
Consumer Discretionary	17.1
Financials	14.8
Industrials	11.6
Energy	4.9
Materials	2.4
Telecommunication Services	1.9
Consumer Staples	0.8
99.6

See Accompanying Notes to Schedule of Investments.

ITEM 1. Schedule of Investments (Continued)

Notes to Schedules of Investments (Unaudited)

Fair Value of Financial Instruments

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Category	Level 1	Level 2	Level 3	Total Value at 3/31/2011
Common Stocks:
Consumer Discretionary	$2,575,306	$–	$–	$2,575,306
Consumer Staples	124,703	–	–	124,703
Energy	732,444	–	–	732,444
Financials	2,221,745	–	–	2,221,745
Health Care	4,066,046	–	–	4,066,046
Industrials	1,735,433	–	–	1,735,433
Information Technology	2,840,615	–	–	2,840,615
Materials	362,279	–	–	362,279
Telecommunication Services	284,046	–	–	284,046

Time Deposit	–	53,347	–	53,347
Total	$14,942,617	$53,347	$–	$14,995,964

During the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

The Fund utilizes a fair value calculator that monitors to determine if a fair value event has occurred.  The fair value trigger is a change in the S&P500 Index greater than or equal to 50bps.

Subsequent Events

Javelin Investment Management, LLC, the Fund’s investment adviser, has evaluated events and transactions for potential recognition or disclosure and has determined that there are no material events that would require additional disclosure through the date the schedule of investments were issued.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive and financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this Form N-Q, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)  There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Javelin Exchange-Traded Trust

By:  /s/ Brinton W. Frith
Brinton W. Frith
President (Principal Executive Officer)
Date: May 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Brinton W. Frith
Brinton W. Frith
President (Principal Executive Officer)
Date: May 13, 2011

By:  /s/ Brinton W. Frith
Brinton W. Frith
Treasurer (Principal Financial Officer)
Date: May 13, 2011